Retirement Benefits - Detailed Information for the Defined Benefit Plans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Fair value of plan assets	¥ 1,663,637	¥ 1,642,554
Net retirement benefit assets (liabilities)	525,123	508,496
Of which retirement benefit liabilities included in "Other liabilities"	(37,021)	(44,622)
Of which retirement benefit assets included in "Other assets"	562,144	553,118
Present value of unfunded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(32,531)	(32,948)
Present value of funded obligations [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Present value of obligations	(995,908)	(1,083,182)
Surplus Deficit In Plllan Before Asset Ceiling Member [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	635,198	526,424
Effect of asset ceiling [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Net retirement benefit assets (liabilities)	¥ 110,075	¥ 17,928